Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 931	$ 588
Balance, beginning of the year	931
Balance, end of the year	588	931
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	2,814	2,733
Additions		81
Balance, end of the year	2,814	2,814
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(1,883)	(1,542)
Depreciation	(343)	(341)
Balance, end of the year	(2,226)	(1,883)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	474	679
Machinery and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	2,272	2,191
Additions		81
Balance, end of the year	2,272	2,272
Machinery and Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(1,593)	(1,389)
Depreciation	(205)	(204)
Balance, end of the year	(1,798)	(1,593)
Office Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	114	248
Office Lease [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	531	531
Additions		0
Balance, end of the year	531	531
Office Lease [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(283)	(150)
Depreciation	(134)	(133)
Balance, end of the year	(417)	(283)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	4
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	11	11
Additions		0
Balance, end of the year	11	11
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(7)	(3)
Depreciation	(4)	(4)
Balance, end of the year	$ (11)	$ (7)